Note 3 - Revenue Recognition Standard - Adoption of ASC 606 (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 1,931,473	$ 1,729,031
Cost of revenues	1,320,252	1,188,814
Selling, general and administrative expenses	426,377	385,037
Operating earnings (loss)	127,568	104,962
Net earnings	$ 90,280	$ 75,047
Diluted net earnings per share (in dollars per share)	$ 1.80	$ 1.41
Accounts Receivable	$ 239,925	$ 185,762
Prepaid expenses and other current assets	37,739	31,367
Other assets - non-current	6,135	6,404
Fixed assets	98,102	85,424
Deferred income tax - non-current		780
Accounts Payable	41,709	41,098
Accrued liabilities	132,572	118,190
Unearned revenues - current	36,746	39,017
Unearned revenues - non-current	13,453	15,552
Deferred income tax	$ 6,577	946
Retained earnings		7,545
Previously Reported [Member]
Revenues		1,705,456
Cost of revenues		1,189,373
Selling, general and administrative expenses		358,238
Operating earnings (loss)		107,627
Net earnings		$ 76,673
Diluted net earnings per share (in dollars per share)		$ 1.45
Accounts Receivable		$ 182,442
Prepaid expenses and other current assets		29,631
Other assets - non-current		1,401
Fixed assets		85,056
Deferred income tax - non-current		674
Accounts Payable		40,184
Accrued liabilities		114,096
Unearned revenues - current		34,358
Unearned revenues - non-current
Deferred income tax		4,685
Retained earnings		18,492
Restatement Adjustment [Member] | Accounting Standards Update 2014-09 [Member]
Revenues		23,575
Cost of revenues		(559)
Selling, general and administrative expenses		26,799
Operating earnings (loss)		(2,665)
Net earnings		$ (1,626)
Diluted net earnings per share (in dollars per share)		$ (0.04)
Accounts Receivable		$ 3,320
Prepaid expenses and other current assets		1,736
Other assets - non-current		5,003
Fixed assets		368
Deferred income tax - non-current		106
Accounts Payable		914
Accrued liabilities		4,094
Unearned revenues - current		4,659
Unearned revenues - non-current		15,552
Deferred income tax		(3,739)
Retained earnings		$ (10,947)